Performance Management	Apr. 24, 2026
NAA ALL CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series O (All Cap Value Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	20.29%
Lowest Quarter	March 31, 2020	-29.95%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA All Cap Value Series	12.87%	11.12%	10.40%
S&P Composite 1500 Value Index (reflects no deduction for fees, expenses, or taxes)	12.72%	12.76%	11.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(29.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA LARGE CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series B (Large Cap Value Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	18.57%
Lowest Quarter	March 31, 2020	-28.41%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Cap Value Series	14.16%	12.15%	10.88%
S&P 500® Value Index (reflects no deduction for fees, expenses, or taxes)	13.19%	12.96%	11.73%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA LARGE CORE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

Class L shares of the Fund have not commenced operations as of the date of this Prospectus, and do not have a full calendar year of performance history. The bar chart and table that follow provide some indication of the risks of investing in shares of the Fund by showing changes in the Fund’s Class S shares performance from year to year and by showing how the Fund’s Class S share average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. Class L shares would have had substantially similar annual returns to Class S shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series A (StylePlus-Large Core Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in shares of the Fund by showing changes in the Fund’s Class S shares performance from year to year and by showing how the Fund’s Class S share average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	23.18%
Lowest Quarter	March 31, 2020	-21.88%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Core Series – Class S*	16.43%	13.65%	14.25%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

*	Returns are not presented for Class L shares. That share class has not commenced operations as of the date of this Prospectus. Performance information for Class L shares will be shown when that share class has a full calendar year of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA LARGE GROWTH SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

Class L shares of the Fund have not commenced operations as of the date of this Prospectus, and do not have a full calendar year of performance history. The bar chart and table that follow provide some indication of the risks of investing in shares of the Fund by showing changes in the Fund’s Class S shares performance from year to year and by showing how the Fund’s Class S share average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. Class L shares would have had substantially similar annual returns to Class S shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series Y (StylePlus-Large Growth Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in shares of the Fund by showing changes in the Fund’s Class S shares performance from year to year and by showing how the Fund’s Class S share average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	30.06%
Lowest Quarter	June 30, 2022	-21.71%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA Large Growth Series – Class S*	17.02%	13.89%	17.04%
S&P 500® Growth Index (reflects no deduction for fees, expenses, or taxes)	22.23%	15.03%	16.99%

*	Returns are not presented for Class L shares. That share class has not commenced operations as of the date of this Prospectus. Performance information for Class L shares will be shown when that share class has a full calendar year of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	30.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NAA MID GROWTH SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series J (StylePlus-Mid Cap Growth Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.11%
Lowest Quarter	March 31, 2020	-23.91%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA Mid Growth Series	2.17%	4.48%	10.63%
S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)	7.46%	7.12%	10.44%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA MID GROWTH SERIES | NAA MID GROWTH SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA SMALL CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series Q (Small Cap Value Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	26.75%
Lowest Quarter	March 31, 2020	-33.97%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA Small Cap Value Series	3.30%	8.47%	7.65%
S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses, or taxes)	6.71%	8.96%	9.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA SMALL CAP VALUE SERIES | NAA SMALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	26.75%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(33.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA SMALL GROWTH SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series X (StylePlus-Small Growth Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	32.21%
Lowest Quarter	March 31, 2020	-28.59%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA Small Growth Series	6.58%	2.59%	8.89%
S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)	5.38%	5.54%	9.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA SMALL GROWTH SERIES | NAA SMALL GROWTH SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA SMID-CAP VALUE SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series V (Smid Cap Value Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	December 31, 2020	23.86%
Lowest Quarter	March 31, 2020	-30.99%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA SMid-Cap Value Series	7.35%	9.30%	9.97%
S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	7.37%	10.41%	10.37%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA SMID-CAP VALUE SERIES | NAA SMID-CAP VALUE SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.86%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NAA WORLD EQUITY INCOME SERIES
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

Class L shares of the Fund have not commenced operations as of the date of this Prospectus, and do not have a full calendar year of performance history. The bar chart and table that follow provide some indication of the risks of investing in shares of the Fund by showing changes in the Fund’s Class S shares performance from year to year and by showing how the Fund’s Class S share average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. Class L shares would have had substantially similar annual returns to Class S shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses. The bar chart and table do not reflect the impact of variable contract expenses. If they did, returns would be lower than those shown. How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (833) 840-3937 or visiting the Fund’s website at www.naafunds.com.

The Fund was reorganized as of the close of business on October 25, 2024, from Series D (World Equity Income Series), a series of Guggenheim Variable Funds Trust (the “Predecessor Fund”). As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to October 25, 2024 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in shares of the Fund by showing changes in the Fund’s Class S shares performance from year to year and by showing how the Fund’s Class S share average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. Class L shares would have had substantially similar annual returns to Class S shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	16.77%
Lowest Quarter	March 31, 2020	-23.25%

Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	10 Years
NAA World Equity Income Series – Class S*	22.75%	11.42%	9.99%
S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)	22.26%	11.73%	12.21%

*	Returns are not presented for Class L shares. That share class has not commenced operations as of the date of this Prospectus. Performance information for Class L shares will be shown when that share class has a full calendar year of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(833) 840-3937
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES Class S
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020